Report Of The Directors Financial Review Risk Report - Financial return guarantees (Details) - Market risk - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	$ 669	$ 696
Investment Returns Range One
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	0.00%	0.00%
Cost of guarantees	$ 100	$ 103
Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	78	64
Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	420	459
Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Cost of guarantees	$ 71	$ 70
Bottom of range
Disclosure of Financial Return Guarantees [Line Items]
Long-term investment returns on relevant portfolios	2.20%	2.30%
Bottom of range | Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	0.10%	0.10%
Long-term investment returns on relevant portfolios	3.60%	3.20%
Bottom of range | Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	2.10%	2.10%
Long-term investment returns on relevant portfolios	2.70%	3.20%
Bottom of range | Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	4.10%	4.10%
Long-term investment returns on relevant portfolios	2.70%	3.20%
Top of range
Disclosure of Financial Return Guarantees [Line Items]
Long-term investment returns on relevant portfolios	3.00%	3.20%
Top of range | Investment Returns Range Two
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	2.00%	2.00%
Long-term investment returns on relevant portfolios	3.70%	3.70%
Top of range | Investment Returns Range Three
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	4.00%	4.00%
Long-term investment returns on relevant portfolios	4.60%	4.40%
Top of range | Investment Returns Range Four
Disclosure of Financial Return Guarantees [Line Items]
Investment returns implied by guarantee	5.00%	5.00%
Long-term investment returns on relevant portfolios	4.10%	4.10%